Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is Bryan P. Donohoe. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the“Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For each of the applicable fiscal years, our Other NEOs were Tae-Sik Yoon and Anton Feingold.
Peer Group Issuers, Footnote	Total shareholder return for our peer group is the Bloomberg REIT Mortgage Index (the “Peer Group”), which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The information disclosed for the years 2022, 2021 and 2020 reflects the correction of a misinterpretation of the methodology required to calculate total shareholder return under Item 402 of Regulation S-K that was applied to the information we previously disclosed in our definitive proxy statement filed with the SEC on April 6, 2023.
PEO Total Compensation Amount	$ 637,200	$ 686,080	$ 760,200	$ 629,625
PEO Actually Paid Compensation Amount	$ 795,446	425,295	996,739	880,553
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. The following adjustments in the table below were made to the amounts reported for Mr. Donohoe in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each calculation was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Donohoe during the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 507,232	527,606	521,349	619,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,017	429,903	661,164	485,604
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. When calculating the “average compensation actually paid for the Other NEOs, the following adjustments in the table below were made to the amounts reported in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

	2020	2021	2022	2023
Description	($)	($)	($)	($)
Average Reported Summary Compensation Total for Other NEOs	619,994	521,349	527,606	507,232
Average Change in Pension Value Deduction for Other NEOs(a)	—	—	—	—
Average Pension Service Cost Addition for Other NEOs(a)	—	—	—	—
Average Prior Pension Service Cost Addition for Other NEOs(a)	—	—	—	—
Average Reported Stock Awards Deduction for Other NEOs(b)	(274,938)	(314,940)	(318,920)	(329,400)
Average Equity Award Adjustments for Other NEOs(c)	140,548	454,755	221,217	397,185
Average Compensation Actually Paid to Other NEOs	485,604	661,164	429,903	575,017
____________________________________

(a)    The Company has no pension plans.
(b)     Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.
	(c) For each covered year, the amounts added or deducted in calculated equity award adjustments include:
Total Shareholder Return Amount	$ 107.35	92.97	116.63	86.85
Peer Group Total Shareholder Return Amount	79.21	69.20	91.50	77.80
Net Income (Loss)	$ (38,867,000)	29,785,000	60,460,000	21,840,000
Additional 402(v) Disclosure	The total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. The information disclosed for the years 2022, 2021 and 2020 reflects the correction of a misinterpretation of the methodology required to calculate total shareholder return under Item 402 of Regulation S-K that was applied to the information we previously disclosed in our definitive proxy statement filed with the SEC on April 6, 2023.
PEO | Adjustment, Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(637,200)	(686,080)	(760,200)	(629,625)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,446	425,295	996,739	880,553
PEO | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	611,240	658,560	763,350	830,723
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,677	(367,268)	150,347	0
PEO | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,928	4,883	0	0
PEO | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	165,602	129,120	83,042	49,830
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,447	425,295	996,739	880,553
Non-PEO NEO | Adjustment, Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,400)	(318,920)	(314,940)	(274,938)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397,185	221,217	454,755	140,548
Non-PEO NEO | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	315,980	306,128	316,245	258,239
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,512	(148,297)	68,172	(61,905)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,397	8,122	25,568	(90,040)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 74,297	$ 55,266	$ 44,770	$ 34,254